Contributed Equity	6 Months Ended
Jun. 30, 2024
Equity [abstract]
Contributed equity
C.1 Contributed equity
Issued and fully paid shares

	Number of shares	US$m
Half-year ended 30 June 2024
Opening balance	1,898,749,771	29,001

Amounts as at 30 June 2024	1,898,749,771	29,001

Year ended 31 December 2023
Opening balance	1,898,749,771	29,001

Amounts as at 31 December 2023	1,898,749,771	29,001

All shares are a single class with equal rights to dividends, capital distributions and voting. The Company does not have authorised capital nor par value in respect of its issued shares.
Reserved shares
Reserved shares are the Group’s own equity instruments, which are used in employee share-based payment arrangements or the Dividend Reinvestment Plan (DRP). The DRP was suspended on 27 February 2023. These shares are deducted from equity.

	Number of shares	US$m
Half-year ended 30 June 2024
Opening balance	2,140,927	(49)
Purchases during the period	1,262,082	(25)
Vested/allocated during the period	(424,959)	9

Amounts as at 30 June 2024	2,978,050	(65)

Year ended 31 December 2023
Opening balance	1,873,777	(38)
Purchases during the year	2,332,121	(57)
Vested/allocated during the year	(2,064,971)	46

Amounts as at 31 December 2023	2,140,927	(49)